UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.   20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12-31-2006

Check here if Amendment  [   ];   Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Petrus Securities L.P.
Address:  P. O. Box 269014

          Plano, TX    75026

13F File Number:  28-10140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Joy Leffingwell
Title:   CFO
Phone:   972/535-1945

Signature, Place and Date of Signing:

     Joy Leffingwell     Plano, TX    January 31, 2007


Report Type (check only one):

[ X ]      13F HOLDINGS REPORT.

[   ]      13F NOTICE.

[   ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form13F Information Table Entry Total:      35

Form13F Information Table Value Total:      $236,774 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN BARRICK               COM              067901108        5      175 SH       SOLE    NONE              175        0        0
AMERICAN INTERNATIONAL GROUP   COM              026874107     8599   120000 SH       SOLE    NONE           120000        0        0
ARROW ELECTRONICS              COM              042735100     2659    84284 SH       SOLE    NONE            84284        0        0
AUTOMATIC DATA PROCESSING      COM              053015103     7240   147000 SH       SOLE    NONE           147000        0        0
AUTOZONE                       COM              053332102    12943   112000 SH       SOLE    NONE           112000        0        0
CABELA'S INCORPORATED - CLASS  A                126804301     8132   337000 SH       SOLE    NONE           337000        0        0
CBRL GROUP INC.                COM              12489V106     6763   151095 SH       SOLE    NONE           151095        0        0
CISCO SYSTEMS                  COM              17275R102     8308   304000 SH       SOLE    NONE           304000        0        0
COCA-COLA COMPANY              COM              191216100     4825   100000 SH       SOLE    NONE           100000        0        0
COMCAST CORP COMMON CLASS A ST A                20030N101     6350   150000 SH       SOLE    NONE           150000        0        0
COSTCO WHOLESALE CORP.         COM              22160K105     1057    20000 SH       SOLE    NONE            20000        0        0
DARDEN RESTAURANTS             COM              237194105     2410    60000 SH       SOLE    NONE            60000        0        0
DELL INC.                      COM              24702R101     7778   310000 SH       SOLE    NONE           310000        0        0
DSW INC - CLASS A              A                23334L102    12998   337000 SH       SOLE    NONE           337000        0        0
EBAY                           COM              278642103     3007   100000 SH       SOLE    NONE           100000        0        0
FARO TECHNOLOGIES INC          COM              311642102     8219   341891 SH       SOLE    NONE           341891        0        0
FIRST DATA                     COM              319963104     6594   258400 SH       SOLE    NONE           258400        0        0
GANNETT COMPANY                COM              364730101     7860   130000 SH       SOLE    NONE           130000        0        0
HOME DEPOT                     COM              437076102    12952   322500 SH       SOLE    NONE           322500        0        0
JOHNSON & JOHNSON              COM              478160104     5414    82000 SH       SOLE    NONE            82000        0        0
KINDER MORGAN INC.             COM              49455P101    19067   180300 SH       SOLE    NONE           180300        0        0
KRISPY KREME DOUGHNUTS         COM              501014104     5384   485000 SH       SOLE    NONE           485000        0        0
MAXIM INTEGRATED PRODUCTS      COM              57772K101     9186   300000 SH       SOLE    NONE           300000        0        0
MERCURY GENERAL                COM              589400100     5800   110000 SH       SOLE    NONE           110000        0        0
MICROSOFT                      COM              594918104     4103   137400 SH       SOLE    NONE           137400        0        0
MSC SOFTWARE                   COM              553531104     6675   438301 SH       SOLE    NONE           438301        0        0
PFIZER                         COM              717081103     1891    73000 SH       SOLE    NONE            73000        0        0
STATE STREET CORP.             COM              857477103     6407    95000 SH       SOLE    NONE            95000        0        0
TIMBERLAND CO  CLASS A         A                887100105     6000   190000 SH       SOLE    NONE           190000        0        0
TJX COMPANIES                  COM              872540109    10724   376000 SH       SOLE    NONE           376000        0        0
WAL-MART STORES INC.           COM              931142103     7158   155000 SH       SOLE    NONE           155000        0        0
WASHINGTON MUTUAL              COM              939322103     6824   150000 SH       SOLE    NONE           150000        0        0
WELLS FARGO & CO.  COMMON STOC COM              949746101     5690   160000 SH       SOLE    NONE           160000        0        0
WESTERN UNION CO-W/I           COM              959802109     5793   258400 SH       SOLE    NONE           258400        0        0
ZALE                           COM              988858106     1959    69442 SH       SOLE    NONE            69442        0        0